Business Concentrations (Details Narrative)	12 Months Ended
	Dec. 31, 2014 N	Dec. 31, 2013
Rental Income Operating Leases [Member] | Lessee #1 [Member]
Concentration risk	21.00%	16.00%
Number of lessees	2
Rental Income Operating Leases [Member] | Lessee #2 [Member]
Concentration risk	16.00%	33.00%
Number of lessees		2
Income from Finance Leases [Member] | Lessee #1 [Member]
Concentration risk	38.00%
Number of lessees	4
Income from Finance Leases [Member] | Lessee #2 [Member]
Concentration risk	24.00%
Income from Finance Leases [Member] | Lessee #1 [Member]
Concentration risk	46.00%
Number of lessees	3
Income from Finance Leases [Member] | Lessee #3 [Member]
Concentration risk	20.00%
Income from Finance Leases [Member] | Lease #3 [Member]
Concentration risk	14.00%
Income from Finance Leases [Member] | Lease #4 [Member]
Concentration risk	14.00%
Interest Income [Member] | Lessee #1 [Member]
Concentration risk	19.00%
Number of lessees	2
Interest Income [Member] | Note #1 [Member]
Concentration risk	69.00%	85.00%
Number of loans		2
Interest Income [Member] | Lessee #2 [Member]
Concentration risk	11.00%
Interest Income [Member] | Lessee #1 [Member]
Concentration risk		80.00%
Number of lessees		1
Interest Income [Member] | Lessee #1 [Member]
Concentration risk	18.00%
Number of lessees	1
Interest Income [Member] | Note #2 [Member]
Concentration risk	15.00%	10.00%
Number of lessees	2